Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments
Future minimum rental payments under the terms of all non-cancelable operating ground leases under which the Company is the lessee, as of December 31, 2018, were as follows (in thousands):

Year	Amount
2019	$961
2020	961
2021	961
2022	961
2023	961
2024 though 2067	34,194
Total	$38,999